Interests in Other Entities - Schedule of Group’s Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Radiopharm Theranostics (USA) Inc [Member]
Schedule of Group’s Subsidiaries [Line Items]
Place of business/country of incorporation	United States
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests
Radiopharm Ventures LLC [Member]
Schedule of Group’s Subsidiaries [Line Items]
Place of business/country of incorporation	United States
Ownership interest held by the group	87.50%	75.00%
Ownership interest held by non-controlling interests	12.50%	25.00%
Pharma15 Corporation [Member]
Schedule of Group’s Subsidiaries [Line Items]
Place of business/country of incorporation	United States
Ownership interest held by the group	100.00%	100.00%
Ownership interest held by non-controlling interests